DEBT - Sale of future receipts (Details) - USD ($)				6 Months Ended		12 Months Ended
	Nov. 13, 2025	Nov. 07, 2025	Sep. 19, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024
Debt Instrument [Line Items]
Proceeds form the issuance of debt				$ 4,766,878	$ 735,000	$ 2,706,658	$ 6,515,160
Unamortized debt discount								$ 523,000
Term			1 year
Sale of Future Receipts
Debt Instrument [Line Items]
Company sold and assigned				2,880,000
Proceeds form the issuance of debt	$ 150,000	$ 210,000		1,709,000
Fee of future receipts				1,172,000
Carrying value				$ 1,919,000		$ 518,000
Minimum
Debt Instrument [Line Items]
Term				6 months
Maximum
Debt Instrument [Line Items]
Term				1 year